RISK MANAGEMENT - Trading book risk - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32,568,274	28,286,329
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,332,588	15,370,870
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776	22,461,805
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,451,121	11,841,407
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,451,121	11,841,407
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,446,014	23,939,915
Debt securities [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,442,045	26,224,070
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,889	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,889	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776	22,461,805
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,326,776	22,461,805
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,126,229	2,062,259
Derivatives [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,126,229	2,062,259
Derivatives [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,077,567	2,041,405
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,077,567	2,041,405
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,077,567	2,041,405
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48,662	20,854
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48,662	20,854
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 48,662	$ 20,854